Note 22 - Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Total income	$ 13,436	$ 13,885	$ 13,720	$ 13,484	$ 13,459	$ 12,829	$ 12,129	$ 11,940	$ 54,525	$ 50,357
Interest expense	3,128	3,307	3,451	3,254	2,998	2,584	2,287	2,040	13,140	9,909
Net interest income	10,308	10,578	10,269	10,230	10,461	10,245	9,842	9,900	41,385	40,448
Provision for loan losses	460	80	110	240	210	210	210	210
Net interest income after provision for loan losses	9,848	10,498	10,159	9,990	10,251	10,035	9,632	9,690	40,495	39,608
Total noninterest income	1,305	1,105	1,299	1,132	977	954	1,009	788	4,841	3,728
Total noninterest expense	7,378	7,673	7,482	7,500	7,243	7,092	7,063	7,345	30,033	28,743
Income before income tax benefit	3,775	3,930	3,976	3,622	3,985	3,897	3,578	3,133	15,303	14,593
Income tax benefit	634	661	686	611	560	593	481	528	2,592	2,162
Net income	$ 3,141	$ 3,269	$ 3,290	$ 3,011	$ 3,425	$ 3,304	$ 3,097	$ 2,605	$ 12,711	$ 12,431
Net income, basic (in dollars per share)	$ 0.48	$ 0.51	$ 0.51	$ 0.46	$ 0.53	$ 0.51	$ 0.48	$ 0.41	$ 1.96	$ 1.92
Net income, diluted (in dollars per share)	$ 0.49	$ 0.50	$ 0.50	$ 0.46	$ 0.53	$ 0.51	$ 0.48	$ 0.40	$ 1.95	$ 1.91
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	6,423,543	6,458,258	6,502,508	6,498,278	6,478,360	6,468,786	6,451,452	6,440,524	6,470,408	6,459,908
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	6,455,387	6,479,066	6,514,946	6,510,568	6,500,298	6,496,652	6,480,658	6,476,138	6,502,806	6,487,814